Cover Page	May 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	THRYV HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35895
Entity Tax Identification Number	13-2740040
Entity Address, Address Line One	2200 West Airfield Drive, P.O. Box 619810
Entity Address, City or Town	D/FW Airport
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261
City Area Code	972
Local Phone Number	453-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THRY
Entity Emerging Growth Company	false
Entity Central Index Key	0001556739
Amendment Flag	false
Security Exchange Name	NASDAQ